Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of cash flows - JAYUD GLOBAL LOGISTICS LIMITED [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 3,888,723	$ 558,356	¥ 10,305,308	¥ 3,062,437
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in gain of subsidiaries	(3,888,723)	(558,356)	(10,305,308)	(3,062,437)
Net cash provided by operating activities
Net cash provided by investing activities
Net cash provided by financing activities
Net increase in cash
Cash at beginning of year
Cash at end of year